Segment Information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Information [Abstract]
Schedule of Revenues by Geographic Area
Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Six months ended June 30,		Year ended December 31,
	2018	2017	2017
	U.S. Dollars (in thousands)
Asia Pacific	44,280	38,417	79,105
United States	6,682	3,009	9,484
Europe	6,774	2,402	4,896

	57,736	43,828	93,485